Summary of Significant Accounting Policies Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 203,104	$ 193,862	$ 158,821
Restricted cash	24,175	16,488	19,030
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	$ 227,279	$ 210,350	$ 177,851	$ 163,448